Document and Entity Information	12 Months Ended
Oct. 31, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	Nautilus Marine Acquisition Corp
Entity Central Index Key	0001507154
Amendment Flag	false
Document Type	20-F
Current Fiscal Year End Date	--10-31
Document Period End Date	Oct 31, 2012
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012
Entity Well-Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	6,000,000

Balance Sheets (USD $)	Oct. 31, 2012	Oct. 31, 2011
Current Assets:
Cash	$ 18,466	$ 290,364
Prepaid expenses	56,125
Restricted cash held in trust	48,498,219	48,485,877
Total Assets	48,572,810	48,776,241
Current Liabilities:
Deferred underwriting compensation	480,000	480,000
Accounts payable	91,717	32,543
Convertible debt, officers	120,000
Due to related parties	19,180	19,180
Accrued legal fees	100,000	100,000
Total Liabilities	810,897	631,723
Common stock subject to possible redemption, 4,257,425 shares (at Redemption Value)	43,016,152	43,005,205
Shareholders��� Equity:
Preferred Stock, $0.0001 par value; 10,000,000 shares authorized; no shares issued and outstanding
Common Stock, $0.0001 par value; 200,000,000 shares authorized, 6,000,000 shares issued and outstanding (including 4,257,425 shares subject to possible redemption)	600	600
Additional paid-in capital	5,230,019	5,227,426
Deficit accumulated during development stage	(484,858)	(88,713)
Total Shareholders��� Equity, Net	4,745,761	5,139,313
Total Liabilities and Shareholders��� Equity	$ 48,572,810	$ 48,776,241

Balance Sheets (Parenthetical) (USD $)	Oct. 31, 2012	Oct. 31, 2011
Balance Sheets [Abstract]
Common stock subject to possible redemption, shares	4,257,425
Preferred Stock, par value	$ 0.0001	$ 0.0001
Preferred Stock, shares authorized	10,000,000	10,000,000
Preferred Stock, shares issued
Preferred Stock, shares outstanding
Common Stock, par value	$ 0.0001	$ 0.0001
Common Stock, shares authorized	200,000,000	200,000,000
Common Stock, shares issued	6,000,000	6,000,000
Common Stock, shares outstanding	6,000,000	6,000,000

Statements of Operations (USD $)	12 Months Ended		24 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2012
Statements Of Operations [Abstract]
Revenues:
Expenses:
Formation and Operating costs	(468,684)	(94,590)	(563,274)
Loss from operations	(468,684)	(94,590)	(563,274)
Miscellaneous Income	72,539	5,877	78,416
Net Loss	$ (396,145)	$ (88,713)	$ (484,858)
Weighted average shares outstanding	6,000,000	2,700,165
Basic and diluted net loss per share	$ (0.07)	$ (0.03)

Statement of Changes in Shareholders' Equity (USD $)	Total	Common Stock	Additional Paid-In Capital	Deficit Accumulated during the Development Stage
Beginning Balance at Oct. 31, 2010
Beginning Balance, shares at Oct. 31, 2010
Shares of common stock issued at $0.01449 per share	25,000	138	24,862
Shares of common stock issued at $0.01449 per share, shares		1,380,000
Sale on July 14, 2011 of 4,800,000 units at $10 per unit, (including 4,257,425 shares subject to possible redemption)	48,000,000	480	47,999,520
Sale on July 14, 2011 of 4,800,000 units at $10 per unit, (including 4,257,425 shares subject to possible redemption), shares		4,800,000
Underwriters' discount and offering expenses	(2,122,769)		(2,122,769)
Sale on July 14, 2011 of 3,108,000 private placement warrants to the Sponsor at $0.75 per warrant	2,331,000		2,331,000
Forfeiture of Common stock due to non-exercise of the over-allotment option		(18)	18
Forfeiture of Common stock due to non-exercise of the over-allotment option, shares		(180,000)
Adjustment to the proceeds subject to possible redemption of 4,257,425 shares of common stock at redemption value	(43,005,205)		(43,005,205)
Offering expenses refund
Net loss attributable to common shareholders not subject to possible redemption	(88,713)			(88,713)
Balance at Oct. 31, 2011	5,139,313	600	5,227,426	(88,713)
Balance, shares at Oct. 31, 2011		6,000,000
Adjustment to the proceeds subject to possible redemption of 4,257,425 shares of common stock at redemption value	(10,947)		(10,947)
Offering expenses refund	(13,540)		13,540
Net loss attributable to common shareholders not subject to possible redemption	(396,145)			(396,145)
Balance at Oct. 31, 2012	$ 4,745,761	$ 600	$ 5,230,019	$ (484,858)
Balance, shares at Oct. 31, 2012		6,000,000

Statement of Changes in Shareholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Jul. 14, 2011
Statement Of Changes In Shareholders��� Equity [Abstract]
Common stock issued, per share	$ 10		$ 0.01449
Sale on July 14, 2011 of units		4,800,000
Sale on July 14, 2011, unit share price			$ 10
Sale on July 14, 2011, shares subject to possible redemption	4,257,425	4,257,425
Warrants sold through private placement to Sponsor		3,108,000
Purchase price of Private Placement warrants sold to Sponsor		0.75	0.75

Statement of Cash Flows (USD $)	12 Months Ended		24 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2012
Cash Flows from Operating Activities
Net loss	$ (396,145)	$ (88,713)	$ (484,858)
Adjustments to reconcile net loss to net cash used in operating activities:
Due to related parties		19,180	19,180
Increase in Accounts Payable	59,174	32,543	91,717
Increase in Prepaid Expenses	(56,125)		(56,125)
Gain on Trading Securities	(12,342)	(5,877)	(18,219)
Net Cash used in Operating Activities	(405,438)	(42,867)	(448,305)
Cash Flows from Investing Activities
Principal Deposited in trust account		(48,480,000)	(48,480,000)
Net Cash used in Investing Activities		(48,480,000)	(48,480,000)
Cash Flows from Financing Activities
Proceeds from convertible debt, officers	120,000
Proceeds from notes payable to affiliate		238,145	358,145
Payment of notes payable to affiliate		(238,145)	(238,145)
Proceeds from public offering		48,000,000	48,000,000
Proceeds from issuance of sponsor warrants		2,331,000	2,331,000
Payment of Offering costs		(1,542,769)	(1,542,769)
Refund of Offering costs	13,540		13,540
Proceeds from sale of sponsors��� shares of common stock		25,000	25,000
Net Cash provided by financing activities	133,540	48,813,231	48,946,771
Net (decrease)/ increase in cash	(271,898)	290,364	18,466
Cash at beginning of period	290,364
Cash at end of period	18,466	290,364	18,466
Supplemental Disclosure of Non-Cash Transactions:
Deferred underwriting compensation	0	480,000	480,000
Accrued legal fees	$ 0	$ 100,000	$ 100,000

Description of Organization and Business Operations	12 Months Ended
Oct. 31, 2012
Description Of Organization and Business Operations [Abstract]
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
1.  DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

Nautilus Marine Acquisition Corp. (the “Company”) is a blank check company formed pursuant to the laws of the Republic of the Marshall Islands for the purpose of acquiring, through a merger, capital stock exchange, asset acquisition, stock purchase, reorganization, exchangeable share transaction or other similar business transaction, one or more operating businesses or assets (“Business Transaction”). The Company has neither engaged in any operations nor generated any revenues to date.

The registration statement for the Company’s initial public offering was declared effective on July 14, 2011. On July 20, 2011, the Company consummated a public offering of 4,800,000 units, with each unit consisting of one share of its common stock and one warrant to purchase one share of its common stock (the “IPO” — Note 3). The shares of common stock sold as part of the units in the IPO are referred herein as “public shares.” Prior to the consummation of the IPO, the Company completed a private placement (the “private placement”) of an aggregate of 3,108,000 warrants (“insider warrants”) to certain initial holders, generating gross proceeds of $2,331,000. The Company received gross proceeds of $50,331,000 before deducting underwriters’ compensation of $1,176,000 and including $2,331,000 received for the sale of 3,108,000 warrants to the initial holders. On November 22, 2010, the Company completed a private placement of 1,380,000 shares of its common stock (the “initial shares”) to its sponsors, Astra Maritime Inc. and Orca Marine Corp, for net proceeds of $25,000. The private placements of the initial shares and insider warrants are collectively referred herein to as the “private placements” — Note 4.

Upon the closing of the IPO and the private placements for the insider warrants, $48,480,000 was placed into a trust account (discussed below). As of October 31, 2012, the proceeds placed into the trust account were invested in money market funds investing solely in U.S. government treasury bills and meeting the conditions under Rule 2a-7 promulgated under the Investment Company Act. The trust account is held at a bank in London and is maintained by American Stock Transfer & Trust Company acting as trustee. Except for the interest income that may be released to the Company to pay any taxes and to fund working capital requirements, none of the funds held in trust will be released from the trust account until the earlier of (i) the consummation of a Business Transaction, (ii) the redemption of the shares sold in the public offering if the Company is unable to consummate a Business Transaction by February 14, 2013 or (iii) the Company’s liquidation (if no redemption occurs).

Initial Business Transaction

For the purposes of consummating a Business Transaction, the Company is not limited to a particular industry or geographic region, although its management team will initially focus its search on identifying a prospective target business in the international marine shipping, offshore and related maritime service industries. To date, the management’s efforts have been limited to organizational and financing activities and from July 20, 2011, the identification of potential target businesses and assets. Presently, no business operations and financing activities exist. The initial Business Transaction must be with one or more assets or target businesses having an aggregate fair market value of at least 80% of the value of the trust account (excluding taxes) at the time of the agreement to enter into such initial Business Transaction.

Upon the consummation of the initial Business Transaction, subject to certain limitations, the Company will provide its shareholders with the opportunity to redeem their shares of common stock for cash equal to their pro rata share of the aggregate amount then on deposit in the trust account, less taxes and amounts released for working capital purposes. The Company intends to consummate the Business Transaction and conduct the redemptions without stockholder vote and instead redeem the shares held by shareholders pursuant to Rule 13e-4 and Regulation 14E of the Exchange Act, which regulates issuer tender offers, and will file tender offer documents with the SEC. If, however, a stockholder vote is required by law or the rules of the NASDAQ Capital Market, or the Company decides to hold a stockholder vote for business or legal reasons and it is no longer subject to the foreign private issuer rules, it will conduct the redemptions in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. Regardless of whether the Company holds a stockholder vote or a tender offer in connection with an initial Business Transaction, public shareholders will

Initial Business Transaction - (continued)

have the right to redeem their shares for an amount in cash equal to their pro rata share of the aggregate amount then on deposit in the trust account, less taxes and any interest earned on the proceeds placed in the trust account actually withdrawn for working capital purposes, upon the consummation of the Company’s initial Business Transaction, subject to the limitations described herein.

The Company has recorded the 4,257,425 of public shares subject to redemption at their aggregate redemption value of $43,016,152 and $43,005,205 and classified them as temporary equity at October 31, 2012 and 2011 respectively, in accordance with Financial Accounting Standards Board, or FASB, ASC Topic 480, “Distinguishing Liabilities from Equity.”

The Company will consummate the initial Business Transaction only if holders of no more than approximately 88% of its public shares elect to redeem their shares and, solely if it seeks stockholder approval, a majority of the outstanding shares of common stock voted are voted in favor of the Business Transaction.

Permitted Purchase of Public Shares

If the Company is no longer subject to the foreign private issuer rules and holds a stockholder vote to approve the Business Transaction, and it does not conduct redemptions pursuant to the tender offer rules, it may enter into privately negotiated transactions to purchase public shares from shareholders who would otherwise elect to redeem their shares, with such purchases made using funds held in the trust account. All shares so purchased by the Company will be immediately cancelled.

Liquidation

If the Company does not consummate an initial Business Transaction by February 14, 2013, it will (i) cease all operations except for the purpose of winding up, (ii) redeem its public shares for cash equal to their pro rata share of the aggregate amount then on deposit in the trust account, less taxes and amounts released for working capital purposes, subject to applicable law, and (iii) as promptly as possible following such redemption, subject to the approval of the Company’s remaining shareholders and board of directors, dissolve and liquidate as part of its plan of dissolution and liquidation.

After distributing the proceeds of the trust account pursuant to the redemption, the Company will promptly, subject to the approval of its remaining shareholders and board of directors, distribute the balance of its net assets to the remaining shareholders according to its plan of dissolution. The Company will pay the costs of liquidation from its remaining assets outside of the trust account. If such funds are insufficient, Messrs. Tsirigakis and Syllantavos, our founders and co-chief executive officers, have agreed to advance the funds necessary to pay any and all costs involved or associated with the process of liquidation and the return of the funds in the trust account to the public shareholders.

Going Concern Considerations

If the Company does not consummate an initial business transaction by February 14, 2013, it will (i) cease all operations except for the purpose of winding up, (ii) redeem its public shares for cash equal to their pro rata share of the aggregate amount then on deposit in the trust account, less taxes and any interest earned on the proceeds placed in the trust account for working capital purposes and (iii) as promptly as possible following such redemption, subject to the approval of the Company’s remaining shareholders and board of directors, dissolve and liquidate as part of its plan of dissolution and liquidation. The Company will pay the costs of liquidation from its remaining assets outside of the trust account. If such funds are insufficient, Messrs. Tsirigakis and Syllantavos have agreed to advance the funds necessary to pay any and all costs involved or associated with the process of liquidation and the return of the funds in the trust account to the public shareholders. This mandatory liquidation and subsequent dissolution raises substantial doubt about the Company’s ability to continue as a going concern.

Summary of Significant Accounting Policies	12 Months Ended
Oct. 31, 2012
Summary Of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying financial statements are presented in U.S. dollars in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission.

Development Stage Company

The Company complies with the reporting requirements of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 915, “Development Stage Entities.” As of October 31, 2012, the Company had not commenced operations or generated revenue. All activity through October 31, 2012 relates to the Company’s formation, the Private Placement and the IPO, and from July 20, 2011, the identification of potential target businesses and assets. Following the IPO, the Company will not generate any operating revenues until after completion of an initial Business Transaction, at the earliest, but will generate non-operating income in the form of interest income on the designated trust account.

Restricted Cash Equivalents Held in the Trust Account

The amounts held in the trust account represent substantially all the proceeds of the Offering and are classified as restricted assets since such amounts can only be used by the Company in connection with the consummation of a business transaction. Any interest income earned from the restricted assets can be used for operational purposes and is not considered restricted. The funds held in the trust account may only be invested in U.S. government treasury bills with a maturity of 180 days or less or in money market funds investing solely in U.S. government treasury bills and meeting the conditions of Rule 2a-7 promulgated under the Investment Company Act.

Net Loss per Share

Basic net loss per share is computed by dividing net loss by the weighted average number of shares of common stock outstanding during the period in accordance with FASB ASC 260, “Earnings Per Share”.  Diluted net loss per share is computed by dividing net loss by the weighted average number of shares of common stock outstanding, plus to the extent dilutive, the incremental number of shares of common stock to settle warrants issued in the Public Offering and private placement, as calculated using the treasury stock method.

Restatement Unaudited

The Company has restated its net loss per share for the three and nine months ended July 31, 2012 and 2011 from the amounts originally reported in Form 6-K filed on September 14, 2012. The Company erroneously excluded shares subject to possible redemption in the determination of weighted average shares outstanding utilized in the calculation of basic and diluted net loss per share for those periods. The originally reported loss per share and the restated loss per share amounts are as follows:

Period	As Originally Reported	Restated
3 months ended July 31, 2012	$(0.05)	$(0.01)
9 months ended July 31, 2012	$(0.18)	$(0.05)
3 months ended July 31, 2011	$(0.01)	$(0.01)
9 months ended July 31, 2011	$(0.02)	$(0.01)

The Company has also restated its statement of stockholders’ equity for the nine months ended July 31, 2012 from the amounts originally reported in Form 6-K for the nine months then ended. The Company erroneously excluded shares subject to possible redemption in this statement.  The originally reported shares and the restated shares are as follows:

Period	Shares as Originally Reported	Shares as Restated
9 months ended July 31, 2012	1,742,575	6,000,000

In addition the Company restated its balance sheet as of July 31, 2012 as follows:

Period	As Originally Reported	Restated
Common stock	$174	$600
Additional paid in capital	$5,230,972	$5,230,546

Redeemable Common Stock

As discussed in Note 1, all of the 4,800,000 shares of common stock sold as part of a Unit in the Public Offering contain a redemption feature which allows for the redemption of shares of common stock under the Company's Liquidation or Tender Offer/Stockholder Approval provisions. In accordance with ASC 480, redemption provisions not solely within the control of the Company require the security to be classified outside of permanent equity. Ordinary liquidation events, which involve the redemption and liquidation of all of the entity's equity instruments, are excluded from the provisions of ASC 480. However, in accordance with the provisions of the Company’s amended articles of incorporation, the Company is not permitted to consummate its initial business combination if more than 88% of the common shares issued in the initial public offering are redeemed in connection with such initial business combination.  Therefore, 12% of the common shares issued in the initial public offering were not subject to redemption in connection with the business transaction and are being treated as permanent equity.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Income Tax

There is, at present, no direct taxation in the Marshall Islands and interest, dividends, and gains payable to the Company are received free of all Marshall Islands taxes. The Company is registered as an “exempted company” pursuant to the Marshall Islands Companies Law (as amended). As the Company proceeds with making investments in various jurisdictions, tax considerations outside the Marshall Islands may arise. Although the Company intends to pursue tax-efficient investments, it may be subject to income tax, withholding tax, capital gains tax, and other taxes imposed by tax authorities in other jurisdictions. For U.S. tax purposes, the Company expects to be treated as a passive foreign investment company by its U.S. shareholders. The Company does not expect to be subject to direct taxation based on net income in the U.S. as long as it maintains its non-U.S. trade or business status. The Company does not expect to invest in any U.S. obligation that will be subject to U.S. withholding taxes. As of October 31, 2012 and 2011, the Company has not commenced operations and thus has no uncertain tax positions. The Company follows the provisions of ASC 740-10 which prescribes a recognition threshold and measurement attribute for how a company should recognize, measure, present and disclose in its financial statements uncertain tax positions that the Company has taken or expects to take on its tax return. ASC 740-10 requires that the financial statements reflect expected future tax consequences of such positions presuming the taxing authorities’ full knowledge of the position and all relevant facts, but without considering time values. There were no adjustments related to uncertain tax positions recognized during the period November 1, 2010 (inception) to October 31, 2012.

Deferred Offering Costs

The Company complies with the requirements of the SEC Staff Accounting Bulletin (SAB) Topic 5A, “Expenses of Offering” whereby offering costs incurred prior to the initial public offering are capitalized and then charged to shareholders’ equity upon the completion of the offering (or charged to expense if the offering is not completed).

Fair Value of Financial Instruments

In accordance with ASC 820 “Fair Value Measurements and Disclosures”, the fair value of the Company’s assets and liabilities that qualify as financial instruments under U.S GAAP approximate their carrying amounts represented on the balance sheet.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in a financial institution. The Company has not experienced losses on these accounts and management believes the Company is not exposed to significant risks on such accounts.

Recent Accounting Pronouncements

Management does not believe that any recently issued, but not effective, accounting standards, if currently adopted, would have a material effect on the Company’s financial statements.

Public Offering	12 Months Ended
Oct. 31, 2012
Public Offering Disclosure [Abstract]
PUBLIC OFFERING
3.  PUBLIC OFFERING

On July 20, 2011, the Company consummated the sale of 4,800,000 units at a purchase price of $10.00 per unit. Each unit consists of (i) one share of the Company’s common stock, $0.0001 par value (“common stock”), and (ii) one warrant to purchase one share of common stock (“warrant”). Each warrant entitles the holder to purchase one share of the Company’s common stock at a price of $11.50. Each warrant will become exercisable on the later of 30 days after the completion of a Business Transaction and July 14, 2012 and will expire five years from the date of the Business Transaction, or earlier upon redemption or liquidation. The Company may redeem the warrants at a price of $0.01 per warrant upon 30 days’ prior written notice after the warrants become exercisable, only in the event that the last sales price of the common stock equals or exceeds $17.50 per share for any 20 trading days within a 30 trading day period ending three business days before the notice of redemption is given.

The Company will not redeem the warrants unless a registration statement under the Securities Act of 1933, as amended, or the Securities Act, relating to the shares of common stock issuable upon exercise of the warrants included in the units offered is effective and expected to remain effective to and including the redemption date, and a prospectus relating to the shares of common stock issuable upon exercise of the warrants is available throughout the 30-day redemption period. The Company does not need the consent of the underwriters of the IPO or the shareholders to redeem the outstanding public warrants.

If the Company calls the warrants for redemption, it will have the option to require all holders that wish to exercise public warrants to do so on a “cashless basis,” although the public warrant holders are not eligible to do so at their own option. In such event, each holder would pay the exercise price by surrendering the warrants for that number of shares of common stock equal to the quotient obtained by dividing (x) the product of the number of shares of common stock underlying the warrants, multiplied by the difference between the “fair market value” and the exercise price of the warrants by (y) the fair market value. The “fair market value” shall mean the average reported last sale price of the shares of common stock for the 10 trading days ending on the third trading day prior to the date on which the notice of redemption is sent to the holders of warrants. This would have the effect of reducing the number of shares received by holders of the warrants.

The Company has evaluated the accounting treatment of the investor warrants and the underwriter warrants and the warrants attached to the Units. The term of the warrants satisfy the applicable requirements of FASB ASC 815-10-15, which provides guidance on identifying contracts that should not be accounted for as derivative instruments and FASB ASC 815-40-15. Accordingly, the Company intends to classify the warrants as additional paid-in capital.

The valuation of the warrants was based on comparable initial public offerings by previous blank check companies. The initial investors have agreed that the warrants purchased will not be sold or transferred until 30 days following consummation of a Business Combination, subject to certain limited exceptions. If the Company does not complete a Business Combination, then the proceeds will be part of the liquidating distribution to the public shareholders and the warrants issued to the initial investors will expire worthless. The Company classifies the private placement warrants within permanent equity as additional paid-in capital in accordance with ASC 815-40-25-13.

Related Party Transactions	12 Months Ended
Oct. 31, 2012
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
4.  RELATED PARTY TRANSACTIONS

Private Placements

The shareholders before the IPO purchased an aggregate of 3,108,000 warrants, or insider warrants, at the price of $0.75 per warrant for a purchase price of $2,331,000 in a private placement. The aggregate purchase price of the insider warrants was added to the proceeds from the IPO and is held in the trust account pending our completion of a Business Transaction. If we do not complete a Business Transaction, the $2,331,000 purchase price of the insider warrants will be included as a part of the redemption amount payable to our public shareholders prior to any voluntary winding up as such amounts will be held in our trust account and the insider warrants will expire worthless. The insider warrants are identical to the warrants included in the units sold in the IPO, except that the insider warrants (i) are non-redeemable, so long as they are held by any of the initial holders or their permitted transferees, (ii) are exercisable on a cashless basis at the election of the holder, so long as they are held by the initial holders or their permitted transferees, and (iii) are not transferable or saleable by the initial holders or any of the initial holders beneficial owners (except to permitted transferees) until one day after the consummation of a Business Transaction.

In addition, each of the shareholders of our sponsors agreed not to transfer their respective ownership interests or take any steps to cause the sponsors to issue new ownership interests in such entities to anyone other than a permitted transferee. The insider warrants are not exercisable and are subject to lockup restrictions.

In addition, commencing after the consummation of the Business Transaction, the holders of the insider warrants and the underlying shares of common stock and their permitted transferees are entitled to registration rights.

Notes Payable to Officers and Convertible Debt, Officers

Between November 23, 2010 and July 14, 2011, the Company issued non-interest bearing unsecured promissory notes to Messrs. Tsirigakis and Syllantavos in the aggregate amount of $238,145, in consideration of the payment by such officers of various organizational and offering expenses on the Company’s behalf and a direct loan made to the Company. These notes were repaid on July 20, 2011.

In July 2012, the Company issued non-interest bearing unsecured promissory notes in the aggregate amount of $120,000 to Messrs. Tsirigakis ($60,000) and Syllantavos ($60,000) in consideration for the payment by such officers of various expenses of the Company in connection with the evaluation of potential business transactions. The notes are due upon the closing of the initial business transaction and are convertible at the holder’s option into warrants at $0.75 per warrant (such additional warrants will have the same terms and provisions as the insider warrants). The holders of the notes have agreed to waive any claims in or to any monies held in the trust account.

Due to Related Parties

As of October 31, 2012 and 2011, an amount of $19,180 is due to Messrs. Tsirigakis and Syllantavos for certain administrative expenses they incurred on behalf of the Company.

Administrative Services

The Company has agreed to pay Fjord NEPA (Greece), an entity controlled by Mr. Tsirigakis, $7,500 per month for office space and general and administrative services. This agreement commenced on July 14, 2011 and shall continue until the earlier of February 14, 2013 or the consummation of the Business Transaction. As of October 31, 2012, an amount of $22,500 is due to Fjord NEPA.

Restricted Cash Held in Trust	12 Months Ended
Oct. 31, 2012
Restricted Cash Held In Trust [Abstract]
RESTRICTED CASH HELD IN TRUST

5.  RESTRICTED CASH HELD IN TRUST

Upon the closing of the IPO and the private placement of the 3,108,000 insider warrants, a total of $48,480,000 was placed in the trust account. As of October 31, 2012 and 2011, the amounts in the trust account were invested in money market funds investing solely in U.S. government treasury bills and meeting the conditions of Rule 2a-7 promulgated under the Investment Company Act.

Shareholders' Equity	12 Months Ended
Oct. 31, 2012
Shareholders' Equity [Abstract]
SHAREHOLDERS��� EQUITY
6.  SHAREHOLDERS’ EQUITY

Common Stock

The Company is authorized to issue 200,000,000 shares of common stock. Holders of the Company’s common stock are entitled to one vote for each share. All weighted average and earnings per share amounts have been restated to reflect the retroactive effect of the reverse stock splits.

On August 15, 2011, the Company announced that the underwriters of the Company’s initial public offering elected not to exercise their over-allotment option.  As a result, the Company’s existing shareholders forfeited an aggregate of 180,000 shares of their common stock of the Company. As a result of the forfeiture, there are 6,000,000 shares issued and outstanding as of October 31, 2012, of which 4,257,425 are subject to redemption in accordance with the provisions of the Company’s amended articles of incorporation, which expresses that the Company is not permitted to consummate its initial business combination if more than 88% of the common shares issued in the initial public offering are redeemed in connection with such initial business combination. Therefore, 12% of the common shares issued in the initial public offering were not subject to redemption in connection with the business transaction and are being treated as equity.

Preferred Stock

The Company is authorized to issue 10,000,000 shares of preferred stock, in one or more series, with such designations, voting and other rights and preferences as may be determined from time to time by the board of directors. At October 31, 2012 and 2011, the Company has not issued any shares of preferred stock.

Fair Value Measurements	12 Months Ended
Oct. 31, 2012
Fair Value Measurement [Abstract]
FAIR VALUE MEASUREMENT
7.  FAIR VALUE MEASUREMENT

The Company complies with FASB ASC 820, Fair Value Measurements, for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period, and non-financial assets and liabilities that are re-measured and reported at fair value at least annually.

The guidance related to Fair Value Measurements requires that assets and liabilities carried at fair value should be classified and disclosed in one of the following three categories based on the inputs used to determine its fair value:

Level 1: Quoted market prices in active markets for identical assets or liabilities,

Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data,

Level 3: Unobservable inputs that are not corroborated by market data.

The following table present information about the Company’s assets that are measured at fair value on a recurring basis as of October 31, 2012 and 2011, and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value:

Fair Value of Financial Assets as of October 31, 2012 and 2011.

			Significant Other	Significant
	Balances, at	Quoted Prices in	Observable	Unobservable
	October 31,	Active Markets	Inputs	Inputs
Description	2012	(Level 1)	(Level 2)	(Level 3)

Assets:

Restricted cash held in trust	$48,498,219	$48,498,219	—	—

			Significant Other	Significant
	Balances, at	Quoted Prices in	Observable	Unobservable
	October 31,	Active Markets	Inputs	Inputs
Description	2011	(Level 1)	(Level 2)	(Level 3)

Assets:

Restricted cash held in trust	$48,485,877	$48,485,877	—	—

Purchase Option	12 Months Ended
Oct. 31, 2012
Purchase Option Disclosure [Abstract]
PURCHASE OPTION
8.  PURCHASE OPTION

The Company sold to its underwriter, Maxim Group, for $100, an option to purchase up to a total of 150,000 units. The units issuable upon exercise of this option are identical to those offered in the IPO. This option is exercisable at $11.00 per unit, and may be exercised on a cashless basis, in whole or in part, during the period from the later of the commencement of a Business Transaction or the one year anniversary of the date of the offering through July 20, 2016. The option and the 150,000 units, the 150,000 shares of common stock and the 150,000 warrants underlying the units, and the 150,000 shares of common stock underlying the warrants, were deemed compensation by the Financial Industry Regulatory Authority (“FINRA”) and are therefore subject to a 180-day lock-up pursuant to Rule 5110(g)(1) of the FINRA Conduct Rules. Additionally, the option may not be sold, transferred, assigned, pledged or hypothecated for 180 days following the date of the offering except to any underwriter and selected dealer participating in the IPO and their bona fide officers or partners. Although the purchase option and its underlying securities would be registered under the offering, the option grants to holders demand and “piggy back” rights for period of five and seven years, respectively, from the date of the IPO with respect to the registration under the Securities Act of the securities directly and indirectly issuable upon exercise of the option. The Company will bear all fees and expenses attendant to registering the securities, other than underwriting commissions which will be paid for by the holders themselves. The Company will have no obligation to net cash settle the exercise of the purchase option or the warrants underlying the purchase option.

The holder of the purchase option will not be entitled to exercise the purchase option or the warrants underlying the purchase option unless a registration statement covering the securities underlying the purchase option is effective or an exemption from registration is available. If the holder is unable to exercise the purchase option or underlying warrants, the purchase option or warrants, as applicable, will expire worthless.

The sale of the option was accounted for as a cost attributable to the IPO. As such the fair value of the option was recorded as a charge to shareholders’ equity. Accordingly, there was no net impact on the financial position or results of operations, except for the recording of the $100 proceeds from the sale. Because our units or other securities do not have a trading history, management has estimated, based upon a Black-Scholes model, that the fair value of the option on the date of sale was approximately $775,000, using an expected life of five years after the first anniversary of the effective date of the registration statement for the IPO, volatility of 69.03%, and a risk-free rate of 1.48%.The expected volatility of approximately 69.03% was estimated by management based on evaluation of the average historical volatilities of fifteen international maritime shipping companies with vessels in the dry bulk and tanker sectors. Management believes the volatility estimate is a reasonable benchmark to use in estimating the expected volatility of the Company’s units. Although an expected life of five years was used in the calculation, if a Business Transaction is not consummated within the prescribed time period and the Company liquidates, the option will become worthless.

The Company has evaluated the accounting treatment of this option. The term of the option satisfies the applicable requirements of FASB ASC 815-10-15, which provides guidance on identifying the contract that should not be accounted for as derivative instruments and FASB ASC 815-40-15. Accordingly, the Company classified this instrument as additional paid-in capital.

Commitments	12 Months Ended
Oct. 31, 2012
Commitments [Abstract]
COMMITMENTS
9.  COMMITMENTS

The Company has also sold to Maxim Group, for $100 an option to purchase up to a total of 150,000 units at an exercise price of $11.00 per unit. (See Note 8)

The Company has committed to pay deferred underwriting compensation of $480,000 to the representative of the underwriters upon the Company’s consummation of the Business Transaction. The deferred underwriting compensation has been accrued in the accompanying balance sheets as of October 31, 2012 and October 31, 2011.

On December 1, 2011, the Company entered into an agreement with Seaborne Capital Advisors Ltd. to provide review and analysis of transaction targets for an annual retainer fee of $36,000, payable quarterly in advance. The Company has also agreed to pay a transaction fee upon the successful consummation of the Business Transaction with such transaction fee payable in cash and being equal to 0.375% of the Business Transaction’s value.
The Company has agreed to pay to Fjord NEPA (Greece), an entity controlled by Mr. Tsirigakis, $7,500 per month for office space and certain general and administrative services, including but not limited to receptionist, secretarial and general office services. This agreement commenced on July 14, 2011 and will continue until the earliest to occur of: (i) the consummation of a business transaction or (ii) February 14, 2013.

The Company has committed to pay its attorneys a legal fee of $100,000 upon the consummation of the Business Transaction for work performed in connection to the Public Offering. This amount has been accrued in the accompanying balance sheets as of October 31, 2012 and October 31, 2011.

Subsequent Events	12 Months Ended
Oct. 31, 2012
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
10.  SUBSEQUENT EVENTS

On November 12, 2012, the Company entered into a lock-up with put option agreement (each, a “Lock-Up Option Agreement”) with each of AQR Opportunistic Premium Offshore Fund, L.P. (“AQR OPOF”), AQR Diversified Arbitrage Fund (“AQR DAF”), Hare & Co. (“H&C”) and CNH Diversified Opportunities Master Account (“CNH”, and together with AQR OPOF, AQR DAF and H&C, the “Restricted Investors”) for an aggregate of 542,700 shares of common stock (the “Lock-up Shares”), representing approximately 11.3% of the common stock issued in our IPO. Pursuant to the Lock-Up Option Agreements, each Restricted Investor has agreed not to tender its respective Locked-up Shares in the offer to purchase. In addition, during the lock-up period, which commenced on November 12, 2012 and will terminate on the 11th business day following the Expiration Date (the “Lock-up Period”), each Restricted Investor is also prohibited from selling, transferring or otherwise disposing of the Lock-up Shares during the Lock-up Period. Also, pursuant to the Lock-up Option Agreement, the Company has granted a put right to each Restricted Investor, exercisable commencing on the expiration of the Lock-up Period and terminating on the second business day thereafter, pursuant to which each Locked-up Share may be put back to the Company, at the option of the Restricted Investor. The obligations of each Restricted Investor and Nautilus under the Lock-Up Option Agreements are irrevocable and binding; however, the exercise of the put right and closing of the purchase of the Locked-up Shares from the Restricted Investors is subject to the consummation of the offer to purchase. The Lock-up Option Agreement does not affect the Restricted Investors’ rights to redemption in the event of any liquidation. The Company will account for the transaction in financial statements subsequent to the October 31, 2012 financial statements as a derivative transaction in accordance with FASB ASC 815-10-15.

The Company considers the put right on 542,700 shares is a freestanding financial instrument which will be classified as a liability in accordance with 480-10-25-8 and 480-10-25-10. This liability will be presented as a derivative liability under the guidance provided by ASC 815-10-15 and valued as a freestanding financial instrument representing the right of its holders to put to the Company 542,700 shares at $10.10 per share. As the Company’s shares do not have a trading history, management has estimated, based upon a Black-Scholes model, that the fair value of the option on the date of closing/merger would be approximately $189,642, using an underlying price for the common stock of $10.05 (average between the bid/ask price of $10.00 and $10.10 respectively), a remaining life of 12 business days - pursuant to the Put Option, volatility of 38.1% and a risk-free rate of 0.208%. The expected volatility of approximately 38.1% represents the average implied volatility of the traded options of 5 US-listed offshore services companies.

These 542,700 shares would be considered redeemable and presented on the financial statements outside of permanent equity for the put option period.

On December 5, 2012, the Company issued non-interest bearing unsecured promissory notes in the aggregate amount of $140,000 to Messrs. Tsirigakis ($70,000) and Syllantavos ($70,000) in consideration for the payment by such officers of various expenses of the Company in connection with the evaluation of potential business transactions. The notes are due upon the closing of the initial business transaction and are convertible at the holder’s option into warrants at $0.75 per warrant (such additional warrants will have the same terms and provisions as the insider warrants). The holders of the notes have agreed to waive any claims in or to any monies held in the trust account.

On December 5, 2012, the Company entered into a Share Purchase Agreement with Assetplus, and each of Vega Resource and Oil and Gas as ultimate beneficial owners of 100% of the issued and outstanding equity shares of Assetplus, pursuant to which Nautilus will acquire from Vega Resource and Oil and Gas 100% of the issued and outstanding equity shares of Assetplus, and Assetplus will become a wholly-owned subsidiary of Nautilus. The consideration relating to the Acquisition includes common stock and cash, as further described in the Company’s Form 6-K, filed on December 7, 2012.  Concurrently with the Acquisition, the Company, through the Tender Offer, will provide its stockholders with the opportunity to redeem their shares of its common stock for $10.10 from the cash available to us from our trust account, upon the consummation of the Acquisition.

On January 31, 2013, the Company entered into Amendment No. 1 of the Lock-up Option Agreements with the Restricted Investors (the “Amended Lock-Up”).  Pursuant to the Amended Lock-Up, the per share price that the Company would be required to purchase any Locked-up Share validly put back to it was reduced to $10.10, from $10.30.  The Amended Lock-Up did not change any other provision of the Lock-Up Option Agreements.

The Company has evaluated subsequent events occurring after the balance sheet date and has determined that there are no other material events that have occurred, which would require disclosure in the financial statements.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Oct. 31, 2012
Summary Of Significant Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation

The accompanying financial statements are presented in U.S. dollars in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission.

Development Stage Company
Development Stage Company

The Company complies with the reporting requirements of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 915, “Development Stage Entities.” As of October 31, 2012, the Company had not commenced operations or generated revenue. All activity through October 31, 2012 relates to the Company’s formation, the Private Placement and the IPO, and from July 20, 2011, the identification of potential target businesses and assets. Following the IPO, the Company will not generate any operating revenues until after completion of an initial Business Transaction, at the earliest, but will generate non-operating income in the form of interest income on the designated trust account.

Restricted Cash Equivalents Held in the Trust Account
Restricted Cash Equivalents Held in the Trust Account

The amounts held in the trust account represent substantially all the proceeds of the Offering and are classified as restricted assets since such amounts can only be used by the Company in connection with the consummation of a business transaction. Any interest income earned from the restricted assets can be used for operational purposes and is not considered restricted. The funds held in the trust account may only be invested in U.S. government treasury bills with a maturity of 180 days or less or in money market funds investing solely in U.S. government treasury bills and meeting the conditions of Rule 2a-7 promulgated under the Investment Company Act.

Net Loss per Share
Net Loss per Share

Basic net loss per share is computed by dividing net loss by the weighted average number of shares of common stock outstanding during the period in accordance with FASB ASC 260, “Earnings Per Share”.  Diluted net loss per share is computed by dividing net loss by the weighted average number of shares of common stock outstanding, plus to the extent dilutive, the incremental number of shares of common stock to settle warrants issued in the Public Offering and private placement, as calculated using the treasury stock method.

Restatement Unaudited
Restatement Unaudited

The Company has restated its net loss per share for the three and nine months ended July 31, 2012 and 2011 from the amounts originally reported in Form 6-K filed on September 14, 2012. The Company erroneously excluded shares subject to possible redemption in the determination of weighted average shares outstanding utilized in the calculation of basic and diluted net loss per share for those periods. The originally reported loss per share and the restated loss per share amounts are as follows:

Period	As Originally Reported	Restated
3 months ended July 31, 2012	$(0.05)	$(0.01)
9 months ended July 31, 2012	$(0.18)	$(0.05)
3 months ended July 31, 2011	$(0.01)	$(0.01)
9 months ended July 31, 2011	$(0.02)	$(0.01)

The Company has also restated its statement of stockholders’ equity for the nine months ended July 31, 2012 from the amounts originally reported in Form 6-K for the nine months then ended. The Company erroneously excluded shares subject to possible redemption in this statement.  The originally reported shares and the restated shares are as follows:

Period	Shares as Originally Reported	Shares as Restated
9 months ended July 31, 2012	1,742,575	6,000,000

In addition the Company restated its balance sheet as of July 31, 2012 as follows:

Period	As Originally Reported	Restated
Common stock	$174	$600
Additional paid in capital	$5,230,972	$5,230,546

Redeemable Common Stock
Redeemable Common Stock

As discussed in Note 1, all of the 4,800,000 shares of common stock sold as part of a Unit in the Public Offering contain a redemption feature which allows for the redemption of shares of common stock under the Company's Liquidation or Tender Offer/Stockholder Approval provisions. In accordance with ASC 480, redemption provisions not solely within the control of the Company require the security to be classified outside of permanent equity. Ordinary liquidation events, which involve the redemption and liquidation of all of the entity's equity instruments, are excluded from the provisions of ASC 480. However, in accordance with the provisions of the Company’s amended articles of incorporation, the Company is not permitted to consummate its initial business combination if more than 88% of the common shares issued in the initial public offering are redeemed in connection with such initial business combination.  Therefore, 12% of the common shares issued in the initial public offering were not subject to redemption in connection with the business transaction and are being treated as permanent equity.

Use of Estimates
Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Income Tax
Income Tax

There is, at present, no direct taxation in the Marshall Islands and interest, dividends, and gains payable to the Company are received free of all Marshall Islands taxes. The Company is registered as an “exempted company” pursuant to the Marshall Islands Companies Law (as amended). As the Company proceeds with making investments in various jurisdictions, tax considerations outside the Marshall Islands may arise. Although the Company intends to pursue tax-efficient investments, it may be subject to income tax, withholding tax, capital gains tax, and other taxes imposed by tax authorities in other jurisdictions. For U.S. tax purposes, the Company expects to be treated as a passive foreign investment company by its U.S. shareholders. The Company does not expect to be subject to direct taxation based on net income in the U.S. as long as it maintains its non-U.S. trade or business status. The Company does not expect to invest in any U.S. obligation that will be subject to U.S. withholding taxes. As of October 31, 2012 and 2011, the Company has not commenced operations and thus has no uncertain tax positions. The Company follows the provisions of ASC 740-10 which prescribes a recognition threshold and measurement attribute for how a company should recognize, measure, present and disclose in its financial statements uncertain tax positions that the Company has taken or expects to take on its tax return. ASC 740-10 requires that the financial statements reflect expected future tax consequences of such positions presuming the taxing authorities’ full knowledge of the position and all relevant facts, but without considering time values. There were no adjustments related to uncertain tax positions recognized during the period November 1, 2010 (inception) to October 31, 2012.

Deferred Offering Costs
Deferred Offering Costs

The Company complies with the requirements of the SEC Staff Accounting Bulletin (SAB) Topic 5A, “Expenses of Offering” whereby offering costs incurred prior to the initial public offering are capitalized and then charged to shareholders’ equity upon the completion of the offering (or charged to expense if the offering is not completed).

Fair Value of Financial Instruments
Fair Value of Financial Instruments

In accordance with ASC 820 “Fair Value Measurements and Disclosures”, the fair value of the Company’s assets and liabilities that qualify as financial instruments under U.S GAAP approximate their carrying amounts represented on the balance sheet.

Concentration of Credit Risk
Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in a financial institution. The Company has not experienced losses on these accounts and management believes the Company is not exposed to significant risks on such accounts.

Recent Accounting Pronouncements
Recent Accounting Pronouncements

Management does not believe that any recently issued, but not effective, accounting standards, if currently adopted, would have a material effect on the Company’s financial statements.

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Oct. 31, 2012
Summary Of Significant Accounting Policies [Abstract]
Summary of originally reported and restated loss per share, Shares and balance sheet
The originally reported loss per share and the restated loss per share amounts are as follows:

Period	As Originally Reported	Restated
3 months ended July 31, 2012	$(0.05)	$(0.01)
9 months ended July 31, 2012	$(0.18)	$(0.05)
3 months ended July 31, 2011	$(0.01)	$(0.01)
9 months ended July 31, 2011	$(0.02)	$(0.01)

The originally reported shares and the restated shares are as follows:

Period	Shares as Originally Reported	Shares as Restated
9 months ended July 31, 2012	1,742,575	6,000,000

In addition the Company restated its balance sheet as of July 31, 2012 as follows:

Period	As Originally Reported	Restated
Common stock	$174	$600
Additional paid in capital	$5,230,972	$5,230,546

Fair Value Measurements (Tables)	12 Months Ended
Oct. 31, 2012
Fair Value Measurement [Abstract]
Summary of fair value of financial assets
			Significant Other		Significant
	Balances, at	Quoted Prices in		Observable		Unobservable
	October 31,	Active Markets		Inputs		Inputs
Description	2012	(Level 1)		(Level 2)		(Level 3)

Assets:

Restricted cash held in trust	$48,498,219	$48,498,219		—		—

			Significant Other	Significant
	Balances, at	Quoted Prices in	Observable	Unobservable
	October 31,	Active Markets	Inputs	Inputs
Description	2011	(Level 1)	(Level 2)	(Level 3)

Assets:

Restricted cash held in trust	$48,485,877	$48,485,877	—	—

Description of Organization and Business Operations (Details) (USD $)	1 Months Ended	12 Months Ended		1 Months Ended		12 Months Ended
	Jul. 31, 2012	Oct. 31, 2012	Oct. 31, 2011	Jul. 31, 2011 Private Placement [Member]	Nov. 22, 2010 Private Placement [Member]	Oct. 31, 2012 Private Placement [Member]
Description of Organization and Business Operations (Textual)
Insider warrant issued			3,108,000	3,108,000		3,108,000
Proceeds from issuance of warrants				$ 2,331,000		$ 2,331,000
Proceeds from Issuance of common stock			25,000		25,000
Common stock shares issued to its sponsors, Astra Maritime Inc. and Orca Marine Corp					1,380,000
Number of units issued in public offering	4,800,000
Description of each unit component issued in public offering		Each unit consisting of one share of its common stock and one warrant to purchase one share of its common stock.
Gross proceeds from issuance of options and warrants including portion of underwriters' compensation		50,331,000
Underwriters' compensation for warrants		1,176,000
Restricted cash held in trust account		48,480,000
Minimum percentage of trust account needed to enter into business transaction		80.00%
Common stock subject to possible redemption, shares		4,257,425
Public shares subject to redemption		$ 43,016,152	$ 43,005,205
Condition to consummate the initial Business Transaction		If holders of no more than approximately 88% of its public shares elect to redeem their shares.

Summary of Significant Accounting Policies (Details) (USD $)	12 Months Ended		3 Months Ended		9 Months Ended		3 Months Ended		9 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Jul. 31, 2012 Originally Reported [Member]	Jul. 31, 2011 Originally Reported [Member]	Jul. 31, 2012 Originally Reported [Member]	Jul. 31, 2011 Originally Reported [Member]	Jul. 31, 2012 Restatement Adjustment [Member]	Jul. 31, 2011 Restatement Adjustment [Member]	Jul. 31, 2012 Restatement Adjustment [Member]	Jul. 31, 2011 Restatement Adjustment [Member]
Summary of originally reported and restated loss per share and originally reported and restated shares
Basic and diluted net loss per share	$ (0.07)	$ (0.03)	$ (0.05)	$ (0.01)	$ (0.18)	$ (0.02)	$ (0.01)	$ (0.01)	$ (0.05)	$ (0.01)
Weighted average shares outstanding	6,000,000	2,700,165			1,742,575				6,000,000
Restatement of balance sheet
Common stock	$ 600	$ 600	$ 174		$ 174		$ 600		$ 600
Additional paid-in capital	$ 5,230,019	$ 5,227,426	$ 5,230,972		$ 5,230,972		$ 5,230,546		$ 5,230,546

Summary of Significant Accounting Policies (Details Textual)	1 Months Ended	12 Months Ended
	Jul. 31, 2012	Oct. 31, 2012
Summary of Significant Accounting Policies (Textual)
Maturity period of U.S. government treasury bills		180 days or less
Number of units issued in public offering	4,800,000
Common stock redemption description under initial public offering		The Company is not permitted to consummate its initial business combination if more than 88% of the common shares issued in the initial public offering are redeemed in connection with such initial business combination.Therefore, 12% of the common shares issued in the initial public offering were not subject to redemption in connection with the business transaction and are being treated as permanent equity.

Public Offering (Details) (USD $)	1 Months Ended	12 Months Ended
	Jul. 31, 2012	Oct. 31, 2012	Oct. 31, 2011	Jul. 14, 2011
Public Offering (Textual)
Number of units issued in public offering	4,800,000
Purchase price per unit	$ 10	$ 10		$ 0.01449
Common Stock, par value		$ 0.0001	$ 0.0001
Description of common stock and warrant consist by each unit issued in public offering	Each unit consists of (i) one share of the Company's common stock, $0.0001 par value ("common stock"), and (ii) one warrant to purchase one share of common stock ("warrant").
Common stock purchase price for each warrant	$ 11.5
Exercisable period of warrants after completion of business transaction	30 days
Expiration period of warrants from date of business transaction	5 years
Redemption price of the warrants	$ 0.01
Description for redemption price of warrants	At a price of $0.01 per warrant upon 30 days' prior written notice after the warrants become exercisable, only in the event that the last sales price of the common stock equals or exceeds $17.50 per share for any 20 trading days within a 30 trading day period ending three business days before the notice of redemption is given.
Description for determining fair market value		The "fair market value" shall mean the average reported last sale price of the shares of common stock for the 10 trading days ending on the third trading day prior to the date on which the notice of redemption is sent to the holders of warrants.
Redemption period of warrant		30 days

Related Party Transactions (Details) (USD $)	8 Months Ended	12 Months Ended	24 Months Ended			1 Months Ended	12 Months Ended							12 Months Ended
	Jul. 14, 2011	Oct. 31, 2011	Oct. 31, 2012	Dec. 05, 2012	Jul. 31, 2012	Jul. 31, 2011 Private Placement [Member]	Oct. 31, 2012 Private Placement [Member]	Oct. 31, 2012 Messrs. Tsirigakis [Member]	Jul. 31, 2012 Messrs. Tsirigakis [Member]	Oct. 31, 2011 Messrs. Tsirigakis [Member]	Oct. 31, 2012 Syllantavos [Member]	Jul. 31, 2012 Syllantavos [Member]	Oct. 31, 2011 Syllantavos [Member]	Oct. 31, 2012 Fjord Nepa [Member]	Jul. 14, 2011 Fjord Nepa [Member]
Related Party Transaction (Textual)
Non-interest bearing unsecured promissory notes to officers	$ 238,145				$ 120,000				$ 60,000			$ 60,000
Proceeds from issuance of warrants						2,331,000	2,331,000
Insider warrant issued		3,108,000				3,108,000	3,108,000
Purchase price of insider warrant	0.75	0.75					0.75
Due to related parties		19,180	19,180					19,180		19,180	19,180		19,180	22,500
Expenses for office space and general and administrative services due to Fjord NEPA per month														7,500
Expiration date of agreement															Feb 14, 2013
Insider warrants amount payable upon failure to complete Business transaction			$ 2,331,000
Repayment date of unsecured promissory notes	Jul 20, 2011
Conversion price of promissory note into warrants				$ 0.75	$ 0.75

Restricted Cash Held in Trust (Details) (USD $)	12 Months Ended		1 Months Ended	12 Months Ended
	Oct. 31, 2011	Oct. 31, 2012	Jul. 31, 2011 Private Placement [Member]	Oct. 31, 2012 Private Placement [Member]
Restricted Cash Held in Trust (Textual)
Insider warrant issued	3,108,000		3,108,000	3,108,000
Restricted cash held in trust account		$ 48,480,000

Shareholders' Equity (Details)	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Aug. 15, 2011
Shareholders' Equity (Textual)
Common Stock, shares authorized	200,000,000	200,000,000
Common stock voting right	One vote for each share
Common stock forfeited by existing shareholders			180,000
Common stock subject to possible redemption, shares	4,257,425
Common Stock, shares issued	6,000,000	6,000,000
Common Stock, shares outstanding	6,000,000	6,000,000
Preferred Stock, shares authorized	10,000,000	10,000,000
Preferred Stock, shares issued
Common stock redemption description under initial public offering	The Company is not permitted to consummate its initial business combination if more than 88% of the common shares issued in the initial public offering are redeemed in connection with such initial business combination.Therefore, 12% of the common shares issued in the initial public offering were not subject to redemption in connection with the business transaction and are being treated as permanent equity.

Fair Value Measurements (Details) (USD $)	Oct. 31, 2012	Oct. 31, 2011
Assets:
Restricted cash held in trust	$ 48,498,219	$ 48,485,877
Recurring basis [Member]
Assets:
Restricted cash held in trust	48,498,219	48,485,877
Quoted Prices in Active Markets (Level 1) [Member] | Recurring basis [Member]
Assets:
Restricted cash held in trust	48,498,219	48,485,877
Significant Other Observable Inputs (Level 2) [Member] | Recurring basis [Member]
Assets:
Restricted cash held in trust
Significant Unobservable Inputs (Level 3) [Member] | Recurring basis [Member]
Assets:
Restricted cash held in trust

Purchase Option (Details) (USD $)	1 Months Ended	12 Months Ended
	Jan. 31, 2013	Oct. 31, 2012
Purchase Option (Textual)
Proceeds from sale of option to purchase		$ 100
Number of units under option to purchase		150,000
Exercise price of option to purchase		$ 11
Number of common stock included in option		150,000
Number of warrants included in option		150,000
Number of common stock underlying the warrants		150,000
Statutory lock - up period of option		180 days
Statutory lock - up period of option, Description		The option and the 150,000 units, the 150,000 shares of common stock and the 150,000 warrants underlying the units, and the 150,000 shares of common stock underlying the warrants, were deemed compensation by the Financial Industry Regulatory Authority (FINRA) and are therefore subject to a 180-day lock-up pursuant to Rule 5110(g)(1) of the FINRA Conduct Rules. Additionally, the option may not be sold, transferred, assigned, pledged or hypothecated for 180 days.
Period for option grants to holders demand		Five and seven years
Fair value of the option		$ 775,000
Expected life of option		5 years
Expected volatility rate used in Black-Scholes model	38.10%	69.03%
Expected risk-free rate used in Black-Scholes model	0.21%	1.48%

Commitments (Details) (USD $)	12 Months Ended
	Oct. 31, 2012	Dec. 01, 2011	Oct. 31, 2011
Commitments (Textual)
Proceeds from sale of option to purchase	$ 100
Number of units under option to purchase	150,000
Exercise price of option to purchase	$ 11
Deferred underwriting compensation	480,000		480,000
Annual retainer fees payable to Seaborne Capital Advisors Ltd. to provide review and analysis of transaction targets		36,000
Percentage of transaction fees payable in cash of business transaction value		0.38%
Expenses for office space and general and administrative services due to Fjord NEPA per month	7,500
Accrued legal fees	$ 100,000		$ 100,000

Subsequent Events (Details) (USD $)	1 Months Ended		12 Months Ended
	Jan. 31, 2013 Company	Nov. 30, 2012	Oct. 31, 2012	Dec. 05, 2012	Jul. 31, 2012
Subsequent Events (Textual)
Common stock, shares transferred to Lock-up Option agreement		542,700
Lock-up shares as percentage of common shares issued in IPO		11.30%
Description of restrictions in lock-up period		The lock-up period, which commenced on November 12, 2012 and will terminate on the 11th business day following the Expiration Date (the Lock-up Period), each Restricted Investor is also prohibited from selling, transferring or otherwise disposing of the Lock-up Shares during the Lock-up Period. Also, pursuant to the Lock-up Option Agreement, the Company has granted a put right to each Restricted Investor, exercisable commencing on the expiration of the Lock-up Period and terminating on the second business day thereafter, pursuant to which each Locked-up Share may be put back to us at $10.30 per share, at the option of the Restricted Investor.
Conversion price of promissory note into warrants				$ 0.75	$ 0.75
Redeemable per share value of common stock through tender offer upon the consummation of the Acquisition				$ 10.1
Freestanding financial instrument (shares) on which put right considered	542,700
Freestanding financial instrument (shares) on which put right considered, Per share price	$ 10.1
Fair value of option on closing/merger date	$ 189,642
Fair value of option underlying price description	Underlying price for the common stock of $10.05 (average between the bid/ask price of $10.00 and $10.10 respectively),
Expected remaining life	12 days
Expected volatility rate	38.10%		69.03%
Expected risk-free rate	0.21%		1.48%
Number of US listed offshore service companies	5
Reduced repurchase price of locked up shares	$ 10.1
Repurchase price of locked-up shares	$ 10.3
Assetplus [Member]
Subsequent Events (Textual)
Percentage of issued and outstanding equity shares of acquiree acquirable under agreement				100.00%
Messrs [Member]
Subsequent Events (Textual)
Non-interest bearing unsecured promissory notes				140,000
Tsirigakis [Member]
Subsequent Events (Textual)
Non-interest bearing unsecured promissory notes				(70,000)
Syllantavos [Member]
Subsequent Events (Textual)
Non-interest bearing unsecured promissory notes				$ (70,000)
Seller Company [Member] | Assetplus [Member]
Subsequent Events (Textual)
Percentage of issued and outstanding equity shares of acquiree owned by seller				100.00%